Loans (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Loan, Lease, and Other Losses	$ 50,000	$ 0	$ 0	$ 0
Financing Receivable, Allowance for Credit Losses, Write-downs	0	0	330,485	200,000
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	3,215,565		2,348,275	2,443,681
Impaired Financing Receivable, with Related Allowance, Recorded Investment	571,161		994,469	956,813
Participating Mortgage Loans, Participation Liabilities, Amount			31,000,000	27,500,000
Federal Reserve Bank Advances [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Pledged as Collateral			41,000,000
Federal Home Loan Bank of Atlanta [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Pledged as Collateral			61,000,000
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status			752,889	956,813
Provision for Loan, Lease, and Other Losses			7,580
Financing Receivable, Allowance for Credit Losses, Write-downs			30,000
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,171,599		2,183,509	2,240,046
Financing Receivable, Modifications, Recorded Investment			271,580
Impaired Financing Receivable, with Related Allowance, Recorded Investment			241,580
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	155,296		164,766	203,635
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0		0	0
Construction and Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	571,161		752,889	956,813
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	6,768	9,507	38,028	35,631
Provision for Loan, Lease, and Other Losses	86,859		16,587	167,211
Financing Receivable, Allowance for Credit Losses, Write-downs	400,000		400,000	200,000
Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Loan, Lease, and Other Losses	90,411	(26,612)	97,878	48,771
Financing Receivable, Allowance for Credit Losses, Write-downs	0	$ 0	$ 200,000	$ 200,000
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	$ 155,296